Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance Table

The following summarizes the relationship between our CEO’s, and our other Named Executive Officers’, total compensation paid and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our “Non-PEO NEOs”).

					AVERAGE SUMMARY COMP.	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMP. TABLE TOTAL FOR CEO (MR. HERZOG)(1)(2)	COMP. ACTUALLY PAID TO CEO (MR. HERZOG)(3)	SUMMARY COMP. TABLE TOTAL FOR CEO (MR. BRINKER)(1)(2)	COMP. ACTUALLY PAID TO CEO (MR. BRINKER)(3)	TABLE TOTAL PAID TO NON-PEO NEOs(1)(2)	COMP. ACTUALLY PAID TO NON-PEO NEOs(3)	HEALTHPEAK TOTAL STOCKHOLDER RETURN(4)	PEER TOTAL STOCKHOLDER RETURN(4)	NET INCOME (IN MILLIONS)(5)	NORMALIZED FFO PER SHARE(6)
2022	$24,308,605	$19,911,300	$5,557,084	$2,901,565	$3,267,762	$1,959,250	$82.79	$100.62	$516.4	$1.73
2021	$11,713,883	$17,397,357	$—	$—	$3,767,688	$5,579,450	$114.23	$134.06	$525.9	$1.60
2020	$11,374,615	$10,106,805	$—	$—	$3,389,595	$2,905,009	$92.31	$94.88	$428.3	$1.60

(1)	In accordance with applicable SEC rules, since Mr. Herzog and Mr. Brinker each served as CEO during 2022, they are each included in the table above and the footnotes that follow the table as a CEO. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry.

Executive Compensation Tables

(2)	See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2022 or 2021, respectively.
(3)	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020 and 2021) means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following:

●	Less the amounts reported in the “Stock Awards” columns of the Summary Compensation Table for the applicable fiscal year based on the grant date fair value of such awards;

●	Plus the fiscal year-end value of Healthpeak stock awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year;

●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year;

●	Plus the vesting date value of Healthpeak stock awards that were granted and vested during the same covered fiscal year;

●	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and vested in the covered fiscal year;

●	Less, as to any Healthpeak stock awards that were granted in prior fiscal years that were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year; and

●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Healthpeak stock awards to the extent not reflected in the grant date fair values of the awards.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years.

In making each of these adjustments, the “value” of a or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for Mr. Herzog.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO (Mr. Herzog)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	24,308,605	11,713,883	11,374,615
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(7,374,832)	(7,102,283)	(8,028,215)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,979,535	8,283,835	6,554,530
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(3,306,057)	3,328,563	(1,534,844)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	685,203	751,962	1,068,838
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(611,707)	224,226	450,019
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	230,553	197,171	221,862
Compensation Actually Paid	19,911,300	17,397,357	10,106,805

Executive Compensation Tables

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for Mr. Brinker.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO (Mr. Brinker)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	5,557,084	—	—
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(3,134,399)	—	—
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,541,379	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(2,232,034)	—	—
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	402,297	—	—
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(445,419)	—	—
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	212,657	—	—
Compensation Actually Paid	2,901,565	—	—

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	3,267,762	3,767,688	3,389,595
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,535,477)	(1,718,594)	(1,849,445)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,087,331	2,004,500	1,509,955
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(368,699)	1,104,314	(640,251)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	103,198	249,639	354,058
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(132,238)	59,047	(17,412)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(516,184)	—	—
Dividends Paid on Outstanding and Unvested Stock Awards	53,557	112,856	158,509
Compensation Actually Paid	1,959,250	5,579,450	2,905,009

(4)	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. The following chart illustrates our TSR for each of the last three fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

Executive Compensation Tables

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

Executive Compensation Tables

(5)	This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our net income for each of those years.

(6)	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program, used in our 2022 STIP and in certain of our LTIP awards. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our Normalized FFO per share for each of those years.

Company Selected Measure Name	[1]	NORMALIZED FFO PER SHARE
Named Executive Officers, Footnote [Text Block]
(1)	In accordance with applicable SEC rules, since Mr. Herzog and Mr. Brinker each served as CEO during 2022, they are each included in the table above and the footnotes that follow the table as a CEO. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry.

PEO Actually Paid Compensation Amount		$ 19,911,300		$ 17,397,357		$ 10,106,805
Non-PEO NEO Average Total Compensation Amount	[2],[3]	3,267,762		3,767,688		3,389,595
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,959,250		5,579,450		2,905,009
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020 and 2021) means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following:

●	Less the amounts reported in the “Stock Awards” columns of the Summary Compensation Table for the applicable fiscal year based on the grant date fair value of such awards;

●	Plus the fiscal year-end value of Healthpeak stock awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year;

●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year;

●	Plus the vesting date value of Healthpeak stock awards that were granted and vested during the same covered fiscal year;

●	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and vested in the covered fiscal year;

●	Less, as to any Healthpeak stock awards that were granted in prior fiscal years that were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year; and

●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Healthpeak stock awards to the extent not reflected in the grant date fair values of the awards.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years.

In making each of these adjustments, the “value” of a or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income [Text Block]		This column shows Healthpeak’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our net income for each of those years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program, used in our 2022 STIP and in certain of our LTIP awards. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our Normalized FFO per share for each of those years.
Tabular List [Table Text Block]

Following is an unranked list of our financial performance measures we consider most important in linking the compensation actually paid to our NEOs for 2022 with our performance.

●	Normalized FFO per share (used in our 2022 STIP and Retentive LTIP awards)

●	Net Debt to Adjusted EBITDAre (used in our 2022 STIP)

●	Relative TSR (used in our 3-Year Performance-Based LTIP awards)

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our LTIP awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Total Shareholder Return Amount	[5]	$ 82.79		114.23		92.31
Peer Group Total Shareholder Return Amount	[5]	100.62		134.06		94.88
Net Income (Loss)	[1]	$ 516.4		$ 525.9		$ 428.3
Company Selected Measure Amount	[1]	1.73		1.6		1.6
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Normalized FFO per share (used in our 2022 STIP and Retentive LTIP awards)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt to Adjusted EBITDAre (used in our 2022 STIP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR (used in our 3-Year Performance-Based LTIP awards)
Herzog [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]	$ 24,308,605		$ 11,713,883		$ 11,374,615
PEO Actually Paid Compensation Amount	[4]	19,911,300		17,397,357		10,106,805
Brinker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]	5,557,084		0	[4]	0	[4]
PEO Actually Paid Compensation Amount		2,901,565	[4]	0		0
PEO [Member] | Herzog [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,374,832)		(7,102,283)		(8,028,215)
PEO [Member] | Herzog [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,979,535		8,283,835		6,554,530
PEO [Member] | Herzog [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,306,057)		3,328,563		(1,534,844)
PEO [Member] | Herzog [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		685,203		751,962		1,068,838
PEO [Member] | Herzog [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(611,707)		224,226		450,019
PEO [Member] | Herzog [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Herzog [Member] | Dividends Paid on Outstanding and Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		230,553		197,171		221,862
PEO [Member] | Brinker [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,134,399)		0		0
PEO [Member] | Brinker [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,541,379		0		0
PEO [Member] | Brinker [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,232,034)		0		0
PEO [Member] | Brinker [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		402,297		0		0
PEO [Member] | Brinker [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(445,419)		0		0
PEO [Member] | Brinker [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0		0
PEO [Member] | Brinker [Member] | Dividends Paid on Outstanding and Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		212,657		0		0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,535,477)		(1,718,594)		(1,849,445)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,087,331		2,004,500		1,509,955
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(368,699)		1,104,314		(640,251)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		103,198		249,639		354,058
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(132,238)		59,047		(17,412)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(516,184)		0		0
Non-PEO NEO [Member] | Dividends Paid on Outstanding and Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 53,557		$ 112,856		$ 158,509

[1]	This column shows Healthpeak’s Normalized FFO per share for each fiscal year covered by the table. We consider Normalized FFO per share to be a key metric in our executive compensation program, used in our 2022 STIP and in certain of our LTIP awards. See the Compensation Discussion and Analysis section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for each CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against our Normalized FFO per share for each of those years.
[2]	In accordance with applicable SEC rules, since Mr. Herzog and Mr. Brinker each served as CEO during 2022, they are each included in the table above and the footnotes that follow the table as a CEO. For each of 2020 and 2021, our Non-PEO NEOs were Messrs. Brinker, Scott, Klaritch and McHenry. For 2022, our Non-PEO NEOs were Messrs. Scott, Klaritch, Bohn, Mabry and McHenry.
[3]	See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for each CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the SEC in calendar year 2022 or 2021, respectively.
[4]	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former executive officers who are included in the Non-PEO NEO group for 2020 and 2021) means each NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following:

●	Less the amounts reported in the “Stock Awards” columns of the Summary Compensation Table for the applicable fiscal year based on the grant date fair value of such awards;

●	Plus the fiscal year-end value of Healthpeak stock awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year;

●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year;

●	Plus the vesting date value of Healthpeak stock awards that were granted and vested during the same covered fiscal year;

●	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Healthpeak stock awards that were granted in prior fiscal years and vested in the covered fiscal year;

●	Less, as to any Healthpeak stock awards that were granted in prior fiscal years that were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year; and

●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Healthpeak stock awards to the extent not reflected in the grant date fair values of the awards.

No stock options were granted, and no unvested stock options were outstanding, during the applicable fiscal years. There were no material modifications to any stock awards during the applicable fiscal years.

In making each of these adjustments, the “value” of a or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

[5]	Healthpeak TSR represents cumulative total stockholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. Peer total stockholder return represents cumulative total stockholder return on a fixed investment of $100 in the Equity REIT Index of Nareit for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends before consideration of income taxes. The following chart illustrates our TSR for each of the last three fiscal years against our TSR and the TSR for the Equity REIT Index of Nareit (each calculated as described above) over that period of time.